Segment Reporting - Schedule of Segmented Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of Operating Segments [Line Items]
Revenues	$ 18,212	$ 16,311	$ 13,561
Identifiable operating expenses	10,553	9,281	7,239
Allocated expenses	3,310	2,809	2,556
Segment profit	4,349	4,221	3,766
Unallocable expenses	524	466	441
Operating profit	3,825	3,755	3,325
Other income, net	335	308	297
Finance cost	35	27	26
Profit before income taxes	4,125	4,036	3,596
Income tax expense	1,142	1,068	973
Net profit	2,983	2,968	2,623
Depreciation and amortization	524	466	441
Operating Segments | Financial Services
Disclosure of Operating Segments [Line Items]
Revenues	5,434	5,218	4,399
Identifiable operating expenses	3,103	2,967	2,378
Allocated expenses	985	867	813
Segment profit	1,346	1,384	1,208
Operating Segments | Retail
Disclosure of Operating Segments [Line Items]
Revenues	2,632	2,379	1,991
Identifiable operating expenses	1,352	1,158	937
Allocated expenses	487	399	363
Segment profit	793	822	691
Operating Segments | Communication
Disclosure of Operating Segments [Line Items]
Revenues	2,246	2,035	1,703
Identifiable operating expenses	1,380	1,231	991
Allocated expenses	401	353	335
Segment profit	465	451	377
Operating Segments | Energy, Utilities, Resources and Services
Disclosure of Operating Segments [Line Items]
Revenues	2,300	1,942	1,692
Identifiable operating expenses	1,231	1,029	877
Allocated expenses	430	347	335
Segment profit	639	566	480
Operating Segments | Manufacturing
Disclosure of Operating Segments [Line Items]
Revenues	2,357	1,787	1,275
Identifiable operating expenses	1,551	1,133	674
Allocated expenses	426	332	255
Segment profit	380	322	346
Operating Segments | Hi-Tech
Disclosure of Operating Segments [Line Items]
Revenues	1,472	1,346	1,155
Identifiable operating expenses	864	798	648
Allocated expenses	242	213	176
Segment profit	366	335	331
Operating Segments | Life Science
Disclosure of Operating Segments [Line Items]
Revenues	1,251	1,142	927
Identifiable operating expenses	724	649	475
Allocated expenses	209	174	161
Segment profit	318	319	291
Operating Segments | Others
Disclosure of Operating Segments [Line Items]
Revenues	520	462	419
Identifiable operating expenses	348	316	259
Allocated expenses	130	124	118
Segment profit	$ 42	$ 22	$ 42